JPMorgan SmartRetirement® 2025 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 77.2%
Fixed Income — 45.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	86,560	847,423
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,845	281,017
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,448	8,237
JPMorgan High Yield Fund Class R6 Shares (a)	31,998	196,789
Total Fixed Income		1,333,466
International Equity — 6.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,519	42,276
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,831	42,290
JPMorgan International Equity Fund Class R6 Shares (a)	6,478	112,006
Total International Equity		196,572
U.S. Equity — 24.6%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	830	41,740
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,164	20,908
JPMorgan Small Cap Value Fund Class R6 Shares (a)	879	20,870
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,335	315,760
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,520	316,245
Total U.S. Equity		715,523
Total Investment Companies (Cost $2,255,076)		2,245,561
Exchange-Traded Funds — 19.9%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	89	6,951
JPMorgan Realty Income ETF (a)	536	20,873
Total Alternative Assets		27,824
Fixed Income — 3.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	564	24,931
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	32	1,393
JPMorgan Inflation Managed Bond ETF (a)	1,646	74,405
Total Fixed Income		100,729
International Equity — 9.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,045	36,097
JPMorgan International Research Enhanced Equity ETF (a)	4,536	246,602
Total International Equity		282,699
International Funds — 2.4%
JPMorgan Global Select Equity ETF * (a)	1,508	70,099
U.S. Equity — 3.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,290	97,091
Total Exchange-Traded Funds (Cost $559,040)		578,442

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $5,864)	5,939	5,851
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c) (Cost $62,429)	62,429	62,429
Total Investments — 99.4% (Cost $2,882,409)		2,892,283
Other Assets Less Liabilities — 0.6%		16,590
NET ASSETS — 100.0%		2,908,873

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	967	12/19/2023	USD	104,466	(1,944)
Short Contracts
MSCI EAFE E-Mini Index	(285)	12/15/2023	USD	(29,094)	1,041
MSCI Emerging Markets E-Mini Index	(763)	12/15/2023	USD	(36,456)	1,300
S&P 500 E-Mini Index	(67)	12/15/2023	USD	(14,495)	617
					2,958
					1,014

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$578,442	$—	$—	$578,442
Investment Companies	2,245,561	—	—	2,245,561

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$5,851	$—	$5,851
Short-Term Investments
Investment Companies	62,429	—	—	62,429
Total Investments in Securities	$2,886,432	$5,851	$—	$2,892,283
Appreciation in Other Financial Instruments
Futures Contracts	$2,958	$—	$—	$2,958
Depreciation in Other Financial Instruments
Futures Contracts	(1,944)	—	—	(1,944)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,014	$—	$—	$1,014
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$41,081	$—	$3,000	$(407)	$(1,577)	$36,097	1,045	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,193	60	735	(28)	(539)	6,951	89	65	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	26,031	—	—	—	(1,100)	24,931	564	251	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	109,934	2,573	10,608	1,837	(6,645)	97,091	1,290	346	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,908	—	5,488	(846)	819	1,393	32	53	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,010,322	8,514	136,477	(19,083)	(15,853)	847,423	86,560	8,514	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	316,171	3,134	26,303	(2,984)	(9,001)	281,017	40,845	3,134	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,459	138	—	—	(360)	8,237	1,448	137	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	48,564	—	3,154	(47)	(3,087)	42,276	1,519	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,045	1,342	5,608	(2,114)	625	42,290	2,831	—	—
JPMorgan Global Select Equity ETF (a) *	—	70,029	—	—	70	70,099	1,508	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	164,143	49,156	14,987	(1,691)	168	196,789	31,998	3,345	—
JPMorgan Inflation Managed Bond ETF (a)	77,916	—	1,900	(84)	(1,527)	74,405	1,646	702	—
JPMorgan International Equity Fund Class R6 Shares (a)	151,337	—	29,754	6,985	(16,562)	112,006	6,478	—	—
JPMorgan International Research Enhanced Equity ETF (a)	280,163	1,456	22,862	1,422	(13,577)	246,602	4,536	—	—
JPMorgan Realty Income ETF (a)	24,082	183	1,606	(46)	(1,740)	20,873	536	176	—

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$46,185	$—	$1,811	$(311)	$(2,323)	$41,740	830	$—	$—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	23,776	282	1,157	62	(2,055)	20,908	1,164	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,098	161	3,551	(237)	(601)	20,870	879	161	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,047	976	63,409	18,138	(27,992)	315,760	16,335	976	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	66,010	129,351	132,932	—	—	62,429	62,429	902	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	388,304	1,121	63,631	791	(10,340)	316,245	9,520	1,121	—
Total	$3,258,769	$268,476	$528,973	$1,357	$(113,197)	$2,886,432		$19,883	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.